PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
Property, Plant and Equipment [Table Text Block]
	April 30,	July 31,
	2017	2016
	(Unaudited)
Machinery equipment	$4,903,364	$4,951,227
Computer and office equipment	65,948	53,933
Vehicle	66,793	69,339
Total property, plant and equipment	5,036,105	5,074,499
Less: accumulated depreciation	(745,738)	(553,764)
Total	$4,290,367	$4,520,735

	July 31,	July 31,	July 31,
	2016	2015	2014
Machinery equipment	$4,951,227	$5,275,080	$3,997,506
Computer and office equipment	53,933	56,558	59,316
Vehicle	69,339	74,111	38,558
Property under capital lease	-	2,759,547	2,756,573
Total property, plant and equipment	5,074,499	8,165,296	6,851,953
Less: accumulated depreciation	(553,764)	(485,973)	(72,697)
Total	$4,520,735	$7,679,323	$6,779,256